Revenue - Summary of Company's Net Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Taxes	R$ (275)	R$ (264)	R$ (154)
Returns and discounts	(54,858)	(30,456)	(35,445)
Net revenue	572,837	380,981	244,382
Revenue from contracts with customers	572,837	380,981	244,382
Goods or services transferred at point in time
Revenue
Revenue from contracts with customers	572,837	380,981	244,382
Educational content
Revenue
Gross revenue	625,150	407,599	277,596
Revenue from contracts with customers	570,179	377,143	242,086
Other
Revenue
Gross revenue	2,820	4,102	2,385
Revenue from contracts with customers	2,658	3,838	2,296
Core segments
Revenue
Revenue from contracts with customers	432,709	303,031	218,957
Core segments | Goods or services transferred at point in time
Revenue
Revenue from contracts with customers	432,709	303,031	218,957
Core segments | Educational content
Revenue
Revenue from contracts with customers	432,663	299,203	216,661
Core segments | Other
Revenue
Revenue from contracts with customers	46	3,828	2,296
Supplemental segments
Revenue
Revenue from contracts with customers	140,128	77,950	25,425
Supplemental segments | Goods or services transferred at point in time
Revenue
Revenue from contracts with customers	140,128	77,950	25,425
Supplemental segments | Educational content
Revenue
Revenue from contracts with customers	137,516	77,940	R$ 25,425
Supplemental segments | Other
Revenue
Revenue from contracts with customers	R$ 2,612	R$ 10